Document and Entity Information	9 Months Ended
Dec. 31, 2011
Document Information [Line Items]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2011
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	Q3
Trading Symbol	CO
Entity Registrant Name	CHINA CORD BLOOD CORP
Entity Central Index Key	0001467808
Current Fiscal Year End Date	--03-31